Note 14 - Subsequent Event (Details Textual) - CAD ($)											3 Months Ended	12 Months Ended			62 Months Ended
	Jun. 28, 2027	Jun. 28, 2026	Jun. 28, 2025	Jun. 28, 2024	Jun. 10, 2024	Jun. 06, 2024	Apr. 10, 2024	Feb. 13, 2024	Jun. 28, 2023	Jun. 23, 2022	Jun. 28, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Jun. 09, 2027
Statement Line Items [Line Items]
Proceeds from issuing shares												$ 7,047,668	$ 1,661,807	$ 592,365
Subscriptions received in advance												105,000
Purchase of exploration and evaluation assets												$ 198,829	$ 294,962	$ 220,029
Increase (decrease) in number of shares outstanding, acquisition of exploration and evaluation assets (in shares)												29,900	17,594	16,194
Acquisition of exploration and evaluation assets												$ 235,600	$ 152,454	$ 94,963
Peg North Property [member]
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets									$ 100,000	$ 100,000		100,000	$ 100,000	$ 0
Peg North Property [member] | Major purchases of assets [member]
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets	$ 150,000	$ 150,000	$ 150,000	$ 100,000		$ 100,000									$ 750,000
Increase (decrease) in number of shares outstanding, acquisition of exploration and evaluation assets (in shares)						28,818
Acquisition of exploration and evaluation assets						$ 100,000
Jean Lake and Zoro Lithium properties [member] | Manitoba Grant [Member]
Statement Line Items [Line Items]
Government grant agreement												300,000
Proceeds from government grants												$ 100,000
Jean Lake and Zoro Lithium properties [member] | Major purchases of assets [member] | Manitoba Grant [Member]
Statement Line Items [Line Items]
Proceeds from government grants					$ 100,000		$ 100,000				$ 200,000
Finders warrants [member]
Statement Line Items [Line Items]
Warrants and rights outstanding, term (Year)								2 years
Class of warrant or right, exercise price of warrants or rights (in CAD per share)								$ 4
Finders fee								$ 175
Shares issued, finders warrants (in shares)								51
Flow-through shares issued in private placement [member]
Statement Line Items [Line Items]
Total increase (decrease) in number of shares outstanding (in shares)								637,755
Shares issued, price per share (in CAD per share)								$ 5.88
Non-flow-through units issued in private placement [member]
Statement Line Items [Line Items]
Total increase (decrease) in number of shares outstanding (in shares)								441,176
Shares issued, price per share (in CAD per share)								$ 3.4
Warrants and rights outstanding, term (Year)								2 years
Class of warrant or right, exercise price of warrants or rights (in CAD per share)								$ 4
Non-brokered private placement of flow-through shares [member]
Statement Line Items [Line Items]
Total increase (decrease) in number of shares outstanding (in shares)								247,471
Shares issued, price per share (in CAD per share)								$ 5.88
Proceeds from issuing shares								$ 1,455,129
Non-brokered private placement of non-flow-through shares [member]
Statement Line Items [Line Items]
Total increase (decrease) in number of shares outstanding (in shares)								247,471